UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2008
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		August 12, 2008

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      27
						     ----------
Form 13F Information Table Value Total	              $291,331
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                           value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                  Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------    -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aldila Inc.	     		COM NEW	       014384200    1,885   327,317  SH	        SOLE NONE     327,317	    0    0
Allscripts Healthcare Solutions	COM	       01988P108   14,140 1,139,399  SH		SOLE NONE   1,139,399	    0	 0
Computer Sciences Corp	        COM	       205363104   16,604   354,484  SH		SOLE NONE     354,484	    0	 0
Computer Sciences Corp	        COM	       205363104    8,600     1,836	CALL	SOLE NONE	1,836	    0	 0
Computer Sciences Corp	        COM	       205363104   16,474     3,517	CALL	SOLE NONE	3,517	    0	 0
Covidien Ltd.	                COM	       G2552X108    6,685   139,587  SH		SOLE NONE     139,587	    0	 0
Crocs Inc.			COM	       227046109    9,935 1,240,279  SH		SOLE NONE   1,240,279	    0	 0
Eclipsys Corp	                COM	       278856109   11,276   614,156  SH		SOLE NONE     614,156	    0	 0
Exterran Hldgs Inc		COM	       30225X103   10,724   150,000  SH	        SOLE NONE     150,000	    0	 0
Fidelity Natl. Information. Sv.	COM	       31620M106   30,945   838,403  sH		SOLE NONE     838,403	    0	 0
Fidelity Natl. Information. Sv.	COM	       31620M106    7,899     2,140	CALL	SOLE NONE	2,140	    0	 0
First Advantage Corp.	        CL A	       31845F100   14,037   885,604  SH		SOLE NONE     885,604	    0	 0
Hewlettt Packard Co.	        COM	       428236103    8,295   187,621  SH		SOLE NONE     187,621	    0	 0
L-1 Identity Solutions Inc.	COM	       50212A106   12,664   950,776  SH		SOLE NONE     950,776	    0	 0
Landamerica Finl Group Inc	COM	       514936103       44 	 20	CALL	SOLE NONE	   20	    0	 0
Precision Castparts Corp.	COM	       740189105    2,891    30,000  SH		SOLE NONE      30,000	    0	 0
SAIC Inc	   	 	COM	       78390X101   17,961   863,079  SH		SOLE NONE     863,079	    0	 0
Scotts Miracle Gro Co.		CL A	       810186106    7,160   407,500  SH		SOLE NONE     407,500	    0	 0
Skillsoft PLC			SPONSORED ADR  830928107   20,304 2,246,049  SH		SOLE NONE   2,246,049	    0	 0
Stanley Inc			COM	       854532108    7,874   234,904  SH		SOLE NONE     234,904	    0	 0
Stewart Information Svcs Corp	COM	       860372101   13,004   672,408  SH	        SOLE NONE     672,408	    0	 0
Sumtotal Sys Inc.		COM	       866615107    6,538 1,400,071  SH		SOLE NONE   1,400,071	    0	 0
Tempur Pedic Intl Inc.		COM	       88023U101    6,700   857,831  SH		SOLE NONE     857,831	    0	 0
Tyco Intl Ltd. Bermuda		SHS	       G9143X208    6,006   150,000  SH		SOLE NONE     150,000	    0	 0
Ultra Clean Hldgs, Inc.		COM	       90385V107   16,755 2,104,884  SH		SOLE NONE   2,104,884	    0	 0
Verifone Hldgs Inc.		COM	       92342Y109    3,429   286,921  SH		SOLE NONE     286,921	    0	 0
Western Un Co.			COM	       959802109   12,502   505,738  SH		SOLE NONE     505,738	    0	 0